UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniHoldings New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 - 05/31/2008

Item 1 - Schedule of Investments

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                      Municipal Bonds                                                                        (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 128.1%     Albany, New York, IDA, Civic Facility Revenue Bonds (The University Heights
                      Association-Albany Law School), Series A, 6.75%, 12/01/09 (a)(b)                    $    3,375  $   3,633,964
                      -------------------------------------------------------------------------------------------------------------
                      Buffalo, New York, GO, Series D, 6%, 12/01/09 (b)(e)                                     2,000      2,132,940
                      -------------------------------------------------------------------------------------------------------------
                      Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                      Project), 5.75%, 5/01/19 (e)                                                             2,500      2,700,475
                      -------------------------------------------------------------------------------------------------------------
                      Erie County, New York, Public Improvement, GO, Series A, 5.75%, 10/01/13 (f)             1,025      1,065,949
                      -------------------------------------------------------------------------------------------------------------
                      Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A,
                      4.50%, 2/15/47 (c)                                                                      13,925     12,788,441
                      -------------------------------------------------------------------------------------------------------------
                      Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A,
                      5%, 2/15/47 (f)                                                                         10,250     10,014,250
                      -------------------------------------------------------------------------------------------------------------
                      Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                      5%, 9/01/29 (h)                                                                          3,000      3,039,930
                      -------------------------------------------------------------------------------------------------------------
                      Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                      5%, 9/01/34 (h)                                                                          4,850      4,896,269
                      -------------------------------------------------------------------------------------------------------------
                      Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University
                      Project), Series A, 5%, 7/01/35 (h)                                                      3,225      3,302,142
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                      Series A, 5%, 11/15/35 (c)                                                               2,000      2,051,260
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                      Refunding Bonds, VRDN, Series B, 1.35%, 11/01/22 (d)(e)                                 17,300     17,300,000
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                      Series A, 5.25%, 11/15/31 (f)                                                            2,500      2,526,625
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                      Series B, 5%, 11/15/28 (c)                                                               1,500      1,521,405
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Service Contract Revenue
                      Refunding Bonds, Series A, 5%, 7/01/21 (f)                                               3,500      3,596,075
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
                      Series C, 4.75%, 7/01/12 (b)(e)                                                          2,535      2,716,455
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                      Series A, 5%, 11/15/32 (f)                                                               2,500      2,503,500
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                      Bonds, Series F, 5.25%, 11/15/12 (b)(c)                                                  6,300      6,908,013

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
PILOT      Payment in Lieu of Taxes
VRDN       Variable Rate Demand Notes

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                      Municipal Bonds                                                                        (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Nassau County, New York, Interim Financing Authority, Sales Tax Secured Revenue
                      Refunding Bonds, VRDN, Series A, 1.50%, 11/15/22 (d)(e)                             $    2,210  $   2,210,000
                      -------------------------------------------------------------------------------------------------------------
                      Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%,
                      8/01/09 (b)(e)                                                                           4,210      4,473,714
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Health and Hospital Corporation, Health System
                      Revenue Refunding Bonds, Series A, 5.25%, 2/15/17 (c)                                    2,000      2,049,520
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                      Bonds, AMT, Series C, 5%, 11/01/26                                                       1,250      1,207,612
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                      Bonds, AMT, Series C, 5.05%, 11/01/36                                                    2,000      1,904,920
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                      Bonds, AMT, Series H-1, 4.70%, 11/01/40                                                  1,000        888,500
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                      Bonds, AMT, Series H-2, 5.125%, 11/01/34                                                 2,340      2,243,545
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                      (Nightingale-Bamford School), 5.25%, 1/15/17 (h)                                         1,200      1,280,928
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6%,
                      11/01/15 (e)                                                                            10,740     10,874,143
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                      Project), 5%, 1/01/31 (h)                                                                4,000      4,019,240
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                      Project), 5%, 1/01/36 (h)                                                               14,640     14,690,069
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                      Project), 5%, 1/01/39 (h)                                                                4,500      4,521,645
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                      Project), 5%, 1/01/46 (h)                                                                7,800      7,786,506
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project),
                      5%, 3/01/36 (c)                                                                          4,750      4,797,642
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project),
                      5%, 3/01/46 (f)                                                                         12,250     11,649,872
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter
                      Properties Inc.-The New York and Pennsylvania Hospital Leasehold Project),
                      5.75%, 12/15/29 (e)                                                                      7,965      8,595,111
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
                      (Terminal One Group Association Project), AMT, 5.50%, 1/01/24                            1,500      1,526,895
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                      System Revenue Bonds, Series A, 4.25%, 6/15/33                                           1,000        939,050
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                      Municipal Bonds                                                                        (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                      System, Revenue Refunding Bonds, Series A, 5%, 6/15/35 (h)                          $    3,500  $   3,552,850
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                      System, Revenue Refunding Bonds, Series A, 5.125%, 6/15/34 (c)                           1,250      1,271,625
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                      System Revenue Bonds, Series A, 4.25%, 6/15/39 (e)                                       3,200      2,979,328
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                      System, Revenue Refunding Bonds, Series C, 5%, 6/15/35 (c)                               1,000      1,020,870
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                      System, Revenue Refunding Bonds, Series F, 5%, 6/15/29 (e)                                 500        507,020
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Transitional Finance Authority, Building Aid
                      Revenue Bonds, Series S-2, 4.25%, 1/15/34 (f)                                            4,830      4,461,906
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Transitional Finance Authority, Future Tax Secured
                      Revenue Bonds, Series B, 5.50%, 2/01/12 (c)                                              1,145      1,227,119
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Transitional Finance Authority, Future Tax Secured
                      Revenue Bonds, Series B, 5.50%, 2/01/13 (c)                                                805        860,376
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Transitional Finance Authority, Future Tax Secured
                      Revenue Bonds, Series B, 6.25%, 11/15/18 (f)                                             6,405      6,964,861
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Transitional Finance Authority, Future Tax Secured
                      Revenue Bonds, Series C, 5%, 2/01/33 (f)                                                16,200     16,502,940
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Transitional Finance Authority, Future Tax Secured
                      Revenue Bonds, Series E, 5.25%, 2/01/22 (c)                                              2,500      2,628,500
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Transitional Finance Authority, Future Tax Secured,
                      Revenue Refunding Bonds, Series A, 5%, 11/15/26 (f)                                      1,000      1,024,440
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, Refunding, Series A, 6.25%, 5/15/26 (e)                     3,700      3,973,208
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-3, 1.10%,
                      8/01/19 (d)(e)                                                                           4,800      4,800,000
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, Series B, 5.75%, 8/01/13 (c)                                2,280      2,432,464
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, Series D, 5.25%, 10/15/13 (b)                               3,750      4,155,638
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, Series D1, 5.125%,
                      12/01/23 (c)                                                                             1,000      1,049,470
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, Series D1, 5.125%, 12/01/28                                 1,250      1,297,137
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, Series J, 5%, 5/15/23                                       8,000      8,215,280
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, Sub-Series C-1, 5.25%, 8/15/26                              1,150      1,194,298
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, VRDN, Sub-Series A-6, 1%, 11/01/26 (d)(e)                     375        375,000
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                      Municipal Bonds                                                                        (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                      New York City, New York, IDA, Civic Facility Revenue Refunding Bonds
                      (Polytechnic University), 5.25%, 11/01/37 (i)                                       $    2,160  $   1,973,333
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                      DRIVERS, Series 1438Z, 8.067%, 10/15/12 (d)(h)                                           1,250      1,357,788
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                      Series A, 5%, 10/15/32 (h)                                                              14,175     14,587,067
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds
                      (American Museum of Natural History), Series A, 5%, 7/01/36 (c)                          3,800      3,877,710
                      -------------------------------------------------------------------------------------------------------------
                      New York Convention Center Development Corporation, New York, Revenue Bonds
                      (Hotel Unit Fee Secured), 5%, 11/15/30 (h)                                               2,100      2,120,769
                      -------------------------------------------------------------------------------------------------------------
                      New York Convention Center Development Corporation, New York, Revenue Bonds
                      (Hotel Unit Fee Secured), 5%, 11/15/35 (h)                                              21,000     21,155,400
                      -------------------------------------------------------------------------------------------------------------
                      New York Convention Center Development Corporation, New York, Revenue Bonds
                      (Hotel Unit Fee Secured), 5%, 11/15/44 (h)                                               2,055      2,058,884
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Hospital Revenue Refunding Bonds (New York
                      and Presbyterian Hospital), 5.50%, 8/01/11 (h)(k)                                        1,000      1,071,970
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Hospital Revenue Refunding Bonds (North
                      General Hospital), 5.75%, 2/15/17 (n)                                                    2,000      2,174,280
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Lease Revenue Bonds (Municipal Health
                      Facilities Improvement Program), Series 1, 5.50%, 1/15/14 (e)                            1,535      1,635,036
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Lease Revenue Bonds (Office Facilities Audit
                      and Control), 5.50%, 4/01/23 (c)                                                           645        660,990
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Lease Revenue Bonds (State University
                      Dormitory Facilities), 5%, 7/01/37 (h)                                                   1,000      1,027,900
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
                      (Royal Charter Properties - East), VRDN, Series A, 1.60%, 11/15/36 (d)(l)               13,300     13,300,000
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
                      (School District Financing Program), Series A, 5%, 10/01/35 (e)                            450        464,198
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
                      (School District Financing Program), Series C, 5%, 10/01/37 (e)                          2,500      2,575,050
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                      Bonds (Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (c)           2,100      2,129,001
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (853 Schools Program), Issue 2,
                      Series E, 5.75%, 7/01/19 (h)                                                             1,340      1,388,655
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (Cooper Union of Advance
                      Science), 6.25%, 7/01/09 (b)(c)                                                          1,200      1,266,108
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                      Municipal Bonds                                                                        (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (Gustavus Adolphus Child &
                      Family Services, Inc.), Series B, 5.50%, 7/01/18 (h)                                $    2,058  $   2,125,050
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (Long Island University),
                      Series B, 5.50%, 9/01/20 (a)                                                             1,585      1,642,551
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                      Association), Series A, 5.25%, 7/01/19 (j)                                               1,180      1,231,377
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                      Association), Series A, 5.125%, 7/01/23 (j)                                              1,000      1,032,220
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (Pace University), 6%,
                      7/01/10 (b)(c)                                                                           5,345      5,797,561
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (Saint Barnabas Hospital),
                      5.45%, 8/01/35 (h)(k)                                                                    2,150      2,155,354
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (School Districts Financing
                      Program), Series D, 5%, 10/01/30 (c)                                                     1,240      1,251,458
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (School Districts Financing
                      Program), Series E, 5.75%, 10/01/30 (c)                                                  6,900      7,358,919
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                      Series A, 6%, 7/01/10 (b)(e)                                                             1,405      1,523,961
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Revenue Refunding Bonds (City University
                      System), Series 1, 5.25%, 7/01/14 (f)                                                      685        699,974
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Revenue Refunding Bonds (Saint Charles Hospital
                      and Rehabilitation Center), Series A, 5.625%, 7/01/12 (c)                                3,400      3,462,186
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Revenue Refunding Bonds (School District
                      Financing Program), Series I, 5.75%, 10/01/18 (c)                                        1,370      1,486,450
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                      Facilities), Series B, 5.25%, 2/15/14 (b)                                                1,550      1,721,771
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                      Facilities), Series D, 5.875%, 8/15/10 (b)(e)                                            1,060      1,140,857
                      -------------------------------------------------------------------------------------------------------------
                      New York State Energy Research and Development Authority, Gas Facilities Revenue
                      Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A,
                      4.70%, 2/01/24 (f)                                                                      18,090     16,884,663
                      -------------------------------------------------------------------------------------------------------------
                      New York State Energy Research and Development Authority, PCR, Refunding (Central
                      Hudson Gas and Electric), Series A, 5.45%, 8/01/27 (h)                                   6,000      6,153,300
                      -------------------------------------------------------------------------------------------------------------
                      New York State Environmental Facilities Corporation, Water Facilities Revenue
                      Bonds (Long Island Water Corp. Project), AMT, Series A, 4.90%, 10/01/34 (c)              6,000      5,630,220
                      -------------------------------------------------------------------------------------------------------------
                      New York State Environmental Facilities Corporation, Water Facilities Revenue
                      Refunding Bonds (Spring Valley Water Company), Series B, 6.15%, 8/01/24 (h)              4,400      4,409,284
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                      Municipal Bonds                                                                        (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                      New York State, HFA, Housing Revenue Bonds (Tri-Senior Development Project), AMT,
                      Series A, 5.40%, 11/15/42 (l)                                                       $    2,400  $   2,334,144
                      -------------------------------------------------------------------------------------------------------------
                      New York State, HFA, M/F Housing Revenue Bonds (Saint Philips Housing), AMT,
                      Series A, 4.65%, 11/15/38 (l)                                                            3,250      2,982,785
                      -------------------------------------------------------------------------------------------------------------
                      New York State, HFA, State Personal Income Tax Revenue Bonds (Economic Development
                      and Housing), Series A, 5%, 9/15/23 (c)                                                    750        779,850
                      -------------------------------------------------------------------------------------------------------------
                      New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 143,
                      4.90%, 10/01/37                                                                          1,000        923,970
                      -------------------------------------------------------------------------------------------------------------
                      New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 145,
                      5.125%, 10/01/37                                                                         1,000        963,940
                      -------------------------------------------------------------------------------------------------------------
                      New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                      Series 67, 5.70%, 10/01/17 (c)                                                           2,140      2,156,307
                      -------------------------------------------------------------------------------------------------------------
                      New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                      Series 133, 4.95%, 10/01/21                                                              1,500      1,482,315
                      -------------------------------------------------------------------------------------------------------------
                      New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                      Series 143, 4.85%, 10/01/27 (c)                                                          2,000      1,887,180
                      -------------------------------------------------------------------------------------------------------------
                      New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
                      Series 83, 5.55%, 10/01/27 (c)                                                           2,100      2,116,275
                      -------------------------------------------------------------------------------------------------------------
                      New York State Mortgage Agency Revenue Refunding Bonds, AMT, Series 82, 5.65%,
                      4/01/30 (c)                                                                              1,035      1,077,114
                      -------------------------------------------------------------------------------------------------------------
                      New York State Thruway Authority, General Revenue Bonds, Series F, 5%, 1/01/30 (h)       5,000      5,132,350
                      -------------------------------------------------------------------------------------------------------------
                      New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                      4.75%, 1/01/29 (e)                                                                       2,000      2,028,760
                      -------------------------------------------------------------------------------------------------------------
                      New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                      4.75%, 1/01/30 (e)                                                                       1,605      1,626,138
                      -------------------------------------------------------------------------------------------------------------
                      New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                      Series B-1, 5.75%, 4/01/10 (b)(f)                                                        8,000      8,577,360
                      -------------------------------------------------------------------------------------------------------------
                      New York State Thruway Authority, Second General Highway and Bridge Trust Fund
                      Revenue Bonds, Series A, 5%, 4/01/26 (h)                                                 8,700      9,036,429
                      -------------------------------------------------------------------------------------------------------------
                      New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                      Series C-1, 5%, 3/15/13 (b)(c)                                                           3,000      3,267,210
                      -------------------------------------------------------------------------------------------------------------
                      New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                      (State Facilities), Series A-1, 5%, 3/15/29 (f)                                          2,000      2,044,220
                      -------------------------------------------------------------------------------------------------------------
                      Oneida-Herkimer, New York, Solid Waste Management Authority, Solid Waste Revenue
                      Refunding Bonds, 5.50%, 4/01/13 (e)                                                      1,800      1,973,898
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 141st
                      Series, 4.50%, 9/01/35 (j)                                                               1,000        890,940
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                      International Air Terminal LLC), AMT, Series 6, 6.25%, 12/01/11 (c)                      3,000      3,222,330
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                      Municipal Bonds                                                                        (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                      International Air Terminal LLC), AMT, Series 6, 6.25%, 12/01/15 (c)                 $    7,830  $   8,638,839
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                      International Air Terminal LLC), AMT, Series 6, 5.90%, 12/01/17 (c)                      7,000      7,114,800
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                      International Air Terminal), AMT, Series 6, 5.75%, 12/01/22 (c)                         26,725     26,816,132
                      -------------------------------------------------------------------------------------------------------------
                      Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace
                      Apartments Project), AMT, 4.70%, 12/20/38 (m)                                            1,250      1,113,588
                      -------------------------------------------------------------------------------------------------------------
                      Schenectady, New York, IDA, Civic Facility Revenue Bonds (Union College Project),
                      Series A, 5.45%, 12/01/09 (b)(h)                                                         5,000      5,340,300
                      -------------------------------------------------------------------------------------------------------------
                      Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College
                      Project), Series A, 5.625%, 7/01/11 (b)(h)                                               3,000      3,322,770
                      -------------------------------------------------------------------------------------------------------------
                      Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%, 6/01/27         4,355      4,247,693
                      -------------------------------------------------------------------------------------------------------------
                      Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                      Bonds (Ogden Martin System Huntington Project), AMT, 6%, 10/01/10 (h)                    4,660      4,904,976
                      -------------------------------------------------------------------------------------------------------------
                      Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                      Bonds (Ogden Martin System Huntington Project), AMT, 6.15%, 10/01/11 (h)                 5,000      5,351,650
                      -------------------------------------------------------------------------------------------------------------
                      Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                      Bonds (Ogden Martin System Huntington Project), AMT, 6.25%, 10/01/12 (h)                 3,530      3,824,826
                      -------------------------------------------------------------------------------------------------------------
                      Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center Project), AMT,
                      Series A, 5%, 1/01/36 (n)                                                               10,000      9,429,100
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                      5.25%, 6/01/20 (h)                                                                       5,000      5,209,500
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                      5.25%, 6/01/21 (h)                                                                      13,275     13,800,956
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                      5.25%, 6/01/22 (h)                                                                       2,000      2,078,500
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                      5.50%, 6/01/21                                                                           3,700      3,887,775
                      -------------------------------------------------------------------------------------------------------------
                      Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                      Series A, 5%, 1/01/12 (b)(c)                                                             2,095      2,248,207
                      -------------------------------------------------------------------------------------------------------------
                      Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                      5%, 11/15/28 (h)                                                                         2,465      2,491,918
                      -------------------------------------------------------------------------------------------------------------
                      Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                      Series A, 5.25%, 11/15/30 (c)                                                            6,000      6,230,220
                      -------------------------------------------------------------------------------------------------------------
                      Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase College
                      Foundation Housing Project), Series A, 5.75%, 12/01/31 (h)                               7,000      7,506,660
                      -------------------------------------------------------------------------------------------------------------
                      Yonkers, New York, GO, Series A, 5.75%, 10/01/10 (b)(f)                                  1,795      1,947,737
                      -------------------------------------------------------------------------------------------------------------
                                                                                                                        559,391,892
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                      Municipal Bonds                                                                        (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 1.1%           A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                      AMT, Series C, 5.25%, 10/01/21 (c)                                                  $    3,700  $   3,706,808
                      -------------------------------------------------------------------------------------------------------------
                      A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                      AMT, Series C, 5.25%, 10/01/22 (c)                                                       1,050      1,052,436
                      -------------------------------------------------------------------------------------------------------------
                                                                                                                          4,759,244
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 18.6%   Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds,
                      Series A, 5.125%, 7/01/47 (o)                                                            9,950     10,196,959
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                      Refunding Bonds, Series CC, 5.50%, 7/01/31 (e)                                           4,000      4,465,840
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                      Refunding Bonds, Series CC, 5.25%, 7/01/33 (e)                                           1,000      1,083,590
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                      Refunding Bonds, Series CC, 5.25%, 7/01/34 (e)                                           3,895      4,221,128
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                      Refunding Bonds, Series CC, 5.25%, 7/01/36 (e)                                           5,500      5,968,820
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                      Revenue Bonds, 5.25%, 7/01/17 (f)                                                        4,800      4,874,592
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                      Revenue Refunding Bonds, Series D, 5.75%, 7/01/12 (b)                                   10,000     10,897,100
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                      Revenue Refunding Bonds, Series N, 5.25%, 7/01/39 (f)                                    4,700      4,696,193
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                      Capital Appreciation Revenue Bonds, Series A, 4.62%, 7/01/31 (f)(p)                     10,280      2,735,816
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                      Capital Appreciation Revenue Bonds, Series A, 4.66%, 7/01/33 (f)(p)                      5,500      1,311,860
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                      Capital Appreciation Revenue Bonds, Series A, 4.66%, 7/01/34 (h)(p)                      9,300      2,215,260
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                      Capital Appreciation Revenue Bonds, Series A, 4.67%, 7/01/37 (h)(p)                      2,200        437,844
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue
                      Bonds, Series A, 5%, 7/01/31 (h)                                                         3,270      3,297,991
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN,
                      5.125%, 7/01/13 (b)                                                                      3,750      4,117,650
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR,
                      5%, 7/01/15 (b)(f)                                                                       7,110      7,901,201
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR,
                      5%, 7/01/15 (b)(j)                                                                       4,850      5,389,708
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                      Municipal Bonds                                                                        (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR,
                      5%, 7/01/15 (b)(n)                                                                  $    4,950  $   5,500,836
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/30 (e)                      2,000      2,040,920
                      -------------------------------------------------------------------------------------------------------------
                                                                                                                         81,353,308
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Municipal Bonds
                      (Cost - $643,869,487) - 147.8%                                                                    645,504,444
-----------------------------------------------------------------------------------------------------------------------------------

                      Municipal Bonds Transferred to
                      Tender Option Bond Trusts (q)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 34.3%      Erie County, New York, IDA, 5.75%, 5/01/24 (e)                                           4,150      4,334,512
                      -------------------------------------------------------------------------------------------------------------
                      Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                      Series B, 5%, 12/01/35 (e)                                                               3,500      3,592,441
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Revenue Bonds, Series A,
                      5%, 11/15/31 (c)                                                                         7,000      7,204,120
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                      Series A, 5%, 11/15/30 (e)                                                               5,010      5,108,046
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                      Series A, 5.75%, 11/15/32 (e)                                                           47,000     50,406,560
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                      System Revenue Bonds, Series A, 5.75%, 6/15/11 (b)(c)                                   23,000     25,073,680
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Transitional Finance Authority Revenue Bonds,
                      Series S-2, 5%, 1/15/37 (e)(f)                                                           3,750      3,855,600
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, Series C, 5.75%,
                      3/15/27 (e)                                                                              9,500     10,480,875
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                      Series A, 5%, 10/15/32 (h)                                                               7,000      7,301,805
                      -------------------------------------------------------------------------------------------------------------
                      New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                      Series H, 5%, 1/01/37 (e)(f)                                                             8,500      8,766,018
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds,
                      37th Series, 5.125%, 7/15/30 (e)                                                         2,500      2,515,596
                      -------------------------------------------------------------------------------------------------------------
                      Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                      5.25%, 11/15/23 (c)                                                                     12,000     12,666,960
                      -------------------------------------------------------------------------------------------------------------
                      Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                      5%, 11/15/32 (c)                                                                         8,315      8,382,463
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Municipal Bonds Transferred to
                      Tender Option Bond Trusts
                      (Cost - $145,880,664) - 34.3%                                                                     149,688,676
-----------------------------------------------------------------------------------------------------------------------------------

                      Short-Term Securities                                                                 Shares
-----------------------------------------------------------------------------------------------------------------------------------
                      CMA New York Municipal Money Fund, 1.17% (g)(r)                                     39,765,674     39,765,674
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                      (Cost - $39,765,674) - 9.1%                                                                        39,765,674
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Investments (Cost - $829,515,825*) - 191.2%                                                 834,958,794

                      Other Assets Less Liabilities - 2.5%                                                               11,071,561

                      Liability for Trust Certificates, Including Interest
                        Expense and Fees Payable - (22.0%)                                                              (95,991,453)

                      Preferred Stock, at Redemption Value - (71.7%)                                                   (313,135,831)
                                                                                                                      -------------
                      Net Assets Applicable to Common Stock - 100.0%                                                  $ 436,903,071
                                                                                                                      =============

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                          $     735,975,098
                                                              =================
      Gross unrealized appreciation                           $      15,231,735
      Gross unrealized depreciation                                 (12,037,799)
                                                              -----------------
      Net unrealized appreciation                             $       3,193,936
                                                              =================

(a)   Radian Insured.
(b) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)   MBIA Insured.
(d) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(e)   FSA Insured.
(f)   FGIC Insured.
(g)   Represents the current yield as of report date.
(h)   AMBAC Insured.
(i)   ACA Insured.
(j)   CIFG Insured.
(k)   FHA Insured.
(l)   FNMA Collateralized.
(m)   GNMA Collateralized.
(n)   XL Capital Insured.
(o)   Assured Guaranty Insured.
(p) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(q) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                  Net                   Dividend
      Affiliate                                Activity                  Income
      --------------------------------------------------------------------------
      CMA New York Municipal
         Money Fund                           37,863,279               $ 225,965
      --------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Insured Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 18, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 18, 2008